Right-of-Use Assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Reconciliation of Changes in Right of Use Assets, Interest Expense, Lease Expense Not Capitalized in Lease Liabilities and Total Cash Outflows for All Leases

EUR'000	Leasehold equipment	Warehouse facilities	Office space	Total
Cost 2025
Beginning of financial year	—	—	13,324	13,324
Additions	—	—	4,122	4,122
Disposals	—	—	(228)	(228)
Exchange differences	—	—	—	—
31 December 2025	—	—	17,218	17,218
Accumulated depreciation
Beginning of financial year	—	—	2,987	2,987
Depreciation charge	—	—	1,861	1,861
Disposals	—	—	(228)	(228)
Exchange differences	—	—	—	—
31 December 2025	—	—	4,620	4,620
Carrying amount	—	—	12,598	12,598

EUR'000	Leasehold equipment	Warehouse facilities	Office space	Total
Cost 2024
Beginning of financial year	464	409	2,261	3,134
Acquisition of businesses	—	—	10,864	10,864
Disposals	(464)	(429)	—	(893)
Exchange differences	—	20	199	219
31 December 2024	—	—	13,324	13,324
Accumulated depreciation
Beginning of financial year	464	24	1,673	2,161
Depreciation charge	—	235	1,144	1,379
Disposals	(464)	(265)	—	(729)
Exchange differences	—	6	170	176
31 December 2024	—	—	2,987	2,987
Carrying amount	—	—	10,337	10,337

EUR'000	Leasehold equipment	Warehouse facilities	Office space	Total
Cost 2023
Beginning of financial year	464	—	1,681	2,145
Acquisition of businesses	—	421	612	1,033
Exchange differences	—	(12)	(32)	(44)
31 December 2023	464	409	2,261	3,134
Accumulated depreciation
Beginning of financial year	381	—	1,477	1,858
Depreciation charge	83	30	221	334
Exchange differences	—	(6)	(25)	(31)
31 December 2023	464	24	1,673	2,161
Carrying amount	—	385	588	973

EUR'000	2025	2024	2023
Lease liabilities at 1 January (current and non-current lease)	10,971	993	279
Acquisition of subsidiaries	—	—	1,299
Additions during the year	4,640	11,909	—
Exchange differences	—	30	(16)
Repayment of lease obligations	(2,072)	(1,961)	(569)
Total lease liabilities at 31 December	13,539	10,971	993
Current	1,057	1,274	601
Non-current	12,482	9,697	392
Interest expense

EUR'000	2025	2024	2023
Interest expense on lease liabilities (vessels and office)	746	428	25
1.Lease expense not capitalised in lease liabilities

EUR'000	2025	2024	2023
Short-term lease expense	614	477	180